Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 3,130	$ 2,298	$ 289	$ 4,193
Adjustments to reconcile net income to net cash used for operating activities:
Provision for loan losses	675	91	648	184
Depreciation	384	109	355	244
Amortization of intangible assets	132	27	125	65
Amortization of premiums and discounts	(683)	750	1,379	954
Origination of loans to be sold	(3,659)	(8,226)	(12,079)	(31,441)
Proceeds from loan sales	3,992	9,512	13,410	30,784
Gain on sale of loans	(333)	(271)	(316)	(358)
Share-based and deferred compensation	349	0	292
Capitalized mortgage servicing rights			(169)	(275)
Bank-owned life insurance income	(225)	(95)	(253)	(186)
Gain on sale of debt securities, available for sale	(13)	0	(74)	(110)
Change in accrued interest receivable and other assets	(2,356)	(789)	(165)	(544)
Change in accrued interest payable and other liabilities	(590)	914	1,332	(382)
Net cash provided by operating activities	803	4,320	4,774	3,128
Investment securities available for sale:
Proceeds from sales	513	0	11,371	5,706
Proceeds from calls and maturities	1,150	1,155	2,900	12,250
Proceeds from principal repayments	7,271	10,804	21,592	14,593
Purchases	0	(14,192)	(14,192)	(71,130)
Investment securities held to maturity
Proceeds from principal repayments	628	0
Purchases	(29,389)	0
Purchase of certificates of deposit with other banks	0	(249)	(249)	(996)
Proceeds from redemptions of certificates of deposit with other banks	1,740	2,730	4,472	2,739
Purchase of restricted investment in bank stocks	(999)	(439)	(536)	(1,129)
Redemption of restricted investment in bank stocks	1,117	138	1,122	153
(Increase) decrease in loans, net	(70,596)	(12,481)	(66,472)	1,104
Purchase of bank-owned life insurance			(5,000)	(2,000)
Proceeds from death benefit under bank-owned life insurance	0	190	191
Proceeds from disposal of premises and equipment			131
Purchase of premises and equipment	(3,010)	0	(260)	(109)
Net cash acquired through merger and acquisition			39,885
Net cash used for investing activities	(91,575)	(12,344)	(5,045)	(38,819)
FINANCING ACTIVITIES
Increase in deposits, net	130,708	1,176	5,381	44,217
Change in Short-term borrowings, net	(18,175)	282
Proceeds from issuance of subordinated debt	20,000	0
Repayments of other borrowings	0	(1,120)
Repayments of long-term borrowings			(14,340)	(1,639)
Issuance of shares from exercise of stock options	120	0	120
Dividends paid	(1,475)	(484)	(1,462)	(1,433)
Net cash (used in) provided by financing activities	131,178	(146)	(10,301)	41,145
(Decrease) increase in cash and cash equivalents	40,406	(8,170)	(10,572)	5,454
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	22,590	33,162	33,162	27,708
CASH AND CASH EQUIVALENTS AT END OF PERIOD	62,996	24,992	22,590	33,162
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	1,926	1,032	2,520	2,831
Income taxes	$ 200	$ 425	560	745
Non-cash assets acquired:
Securities available for sale			3,111	0
Loans			415,905	0
Investments in restricted bank stock			1,039	0
Premises and equipment			2,087	0
Right-of-Use Asset			4,544	0
Bank-owned life insurance			4,784	0
Goodwill			33,508	0
Intangible assets			1,246	0
Deferred tax assets			3,675	0
Accrued interest receivable and other assets			3,295	0
Liabilities assumed:
Deposits			391,160	0
Other borrowings			33,034	0
Subordinated debt			20,740	0
Operating lease liabilities			4,544	0
Accrued interest payable and other liabilities			2,026	0
Net non-cash assets acquired			61,396	0
Cash and cash equivalents acquired			$ 49,962	$ 0